Trade and other current payables	12 Months Ended
Dec. 31, 2018
Disclosure of trade and other payables [Abstract]
Disclosure of trade and other payables [text block]
Note 22 Trade and other current payables

Trade and other payables are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Suppliers	247,335,760	-	224,330,195	-
Notes payable	3,973,183	12,413	4,707,572	541,783
Trade an other current payables	251,308,943	12,413	229,037,767	541,783
Withholdings payable	52,071,225	-	52,643,786	-
Trade accounts payable withholdings	52,071,225	-	52,643,786	-
Total	303,380,168	12,413	281,681,553	541,783